General Information	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Disclosure General Information [Abstract]
General information
1.	General information
Lanvin Group Holdings Limited (formerly known as Fosun Fashion Group Limited, and hereinafter referred to as “LGHL” or the “Company” and together with its consolidated subsidiaries, or any one or more of them, as the context may require, the “Lanvin Group” or the “Group”) is the holding company of the Lanvin Group and domiciled in Cayman Islands, the incorporation number of the Company is 382280 and the registered office is at PO Box 309, Ugland House, Grand Cayman,
KY1-1104,
Cayman Islands.
The Group is the leading global luxury fashion group, managing iconic brands worldwide including French couture house Lanvin, Italian luxury shoemaker Sergio Rossi, Austrian skinwear specialist Wolford, American womenswear brand St. John, and high-end
Italian menswear maker Caruso. The Group’s brand portfolio covers a wide variety of fashion categories and leverages a combination of
e-commerce,
offline retail and wholesale channels, providing both growth opportunities as well as stability and resilience throughout the fashion cycle.
On March 23, 2022, Primavera Capital Acquisition Corporation (“PCAC”), Fosun Fashion Group (Cayman) Limited (“FFG”), Lanvin Group Heritage I Limited (“Merger Sub 1”) and Lanvin Group Heritage II Limited (“Merger Sub 2”) and the Company entered into the Business Combination Agreement that contemplated a series of transactions, which were ultimately completed on December 14, 2022 (the “Reverse Recapitalization”).
Following the completion of the Reverse Recapitalization, on December 15, 2022, LGHL’s ordinary shares and public warrants began trading on the New York Stock Exchange (“NYSE”) under the symbols “LANV” and
“LANV-WT”,
respectively.
For more information relating to the Reverse Recapitalization, including a description of the transactions undertaken to complete the Reverse Recapitalization, reference should be made to Note 1 — General information to the Annual Consolidated Financial Statements.

1. General information
Lanvin Group Holdings Limited (the “Company” or “LGHL”) is domiciled in Cayman Islands, the incorporation number of the Company is 382280 and the registered office is at PO Box 309, Ugland House, Grand Cayman,
KY1-1104,
Cayman Islands.
The Company was formed to facilitate the public listing and additional capitalization (referred to collectively as the “Reverse Recapitalization”) of Fosun Fashion Group (Cayman) Limited (“FFG”) and its subsidiaries (together referred to as “FFG Group”). FFG Group is the leading global luxury fashion group, managing iconic brands worldwide including French couture house Lanvin, Italian luxury shoemaker Sergio Rossi, Austrian skinwear specialist Wolford, American womenswear brand St. John, and high-end
Italian menswear maker Caruso. FFG Group’s brand portfolio covers a wide variety of fashion categories and leverages a combination of
e-commerce,
offline retail and wholesale channels, providing both growth opportunities as well as stability and resilience throughout the fashion cycle.
The Reverse Recapitalization (see Notes 6) was effectuated
by:

•
a special purpose acquisition company (“SPAC”) Primavera Capital Acquisition Corporation (“PCAC”), incorporated in the Cayman Islands and listed on the New York Stock Exchange (“NYSE”); and merging on December 14, 2022 (“Closing Date”) with Lanvin Group Heritage I Limited (“Merger Sub 1”), incorporated in the Cayman Islands and a direct wholly owned subsidiary of LGHL; with Merger Sub 1 surviving and remaining as a wholly owned subsidiary of LGHL;

•
FFG merging on December 14, 2022 with Lanvin Group Heritage II Limited (“Merger Sub 2”), incorporated in the Cayman Islands and a direct wholly owned subsidiary of LGHL; with FFG surviving and becoming a wholly owned subsidiary of LGHL;

•	FFG merging on December 14, 2022 with Merger Sub 1, with FFG surviving and becoming a wholly owned subsidiary of LGHL;

•	additional capitalization by way of the issuance of LGHL shares to third party investors on December 14, 2022 pursuant to investment commitments in previously agreed subscription agreements; and

•	the Company becoming a publicly traded company on NYSE on December 14, 2022.
As described in Note 6, the Reverse Recapitalization has been accounted for with PCAC being identified as the “acquired” entity for financial reporting purposes. Accordingly, the Reverse Recapitalization has been accounted for as the equivalent of FFG issuing shares for the net assets of PCAC, accompanied by a recapitalization by third party investors. Therefore, these consolidated financial statements have been presented as a continuation of the FFG Group.